Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Interest costs related to short-term borrowings and long-term debt	¥ 4,356	¥ 6,709	¥ 7,441